Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Compensation and Employee Benefit Plans [Text Block]
20. Employee Benefit Plan
The Company sponsors a defined contribution plan, adopted under Internal Revenue Code 401(k) (the Plan), covering substantially all full-time employees meeting certain eligibility requirements. During the year ended December 31, 2012 the plan increased the employee contribution limit from 18% to 100%. Employees may contribute between 1% and 100% of their eligible pretax compensation to the Plan, subject to Internal Revenue Code 401(k) contribution limits. The Company matches, based on the employee's contribution, up to 4% of an employee’s eligible compensation contributed as an elective deferral. The Company recognized expense related to these contributions of $8,987, $6,372 and $4,689 during the years ended December 31, 2013, 2012 and 2011, respectively.
In addition, the Company may make profit-sharing contributions to the Plan at the discretion of the Board of Directors. During the years ended December 31, 2013, 2012 and 2011, the Company recognized expense related to the Plan of $3,800, $7,500 and $5,502, respectively.
Expenses related to 401(k) matching and profit-sharing contributions are included in salaries, commissions, and other employee benefits expense in the consolidated statements of income.